Restructuring, Impairments and Gains on Sale (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Details of restructuring and other related costs	The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Employee terminations (1)	$558,469	$191,582	$139,330
Ceased use buildings	140,202	—	—
Gains on lease terminations, net	(311,230)	(37,354)	3,162
Consulting Fees	—	—	185,000
Other, net	46,370	52,475	1,729
Total	$433,811	$206,703	$329,221

(1)In connection with the Settlement Agreement, as described in Note 24, SBG purchased 24,901,342 shares of Class B Common Stock of the Company from We Holdings LLC, which is Mr. Neumann's affiliated investment vehicle, for a price per share of $23.23, representing an aggregate purchase price of approximately $578.4 million. The Company recorded $428.3 million of restructuring and other related costs in its consolidated statement of operations for the year ended December 31, 2021, which represents the excess between the amount paid from a principal shareholder of the Company to We Holding LLC and the fair value of the stock purchased. Also, in connection with the Settlement Agreement the WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00 and may be subject to upward adjustment based on a third party valuation of fair market value and may be subject to downward adjustment based on closing date pricing if a de-SPAC or initial public offering were to occur. WeWork Inc. has received a third party valuation of fair market value of the WeWork Partnerships Profits Interest Units, which confirmed that no upward adjustment is needed to be $10.00 per unit distribution threshold. As a result of this modification, the Company recorded $102.0 million of restructuring and other related costs in its consolidated statement of operations for the year ended December 31, 2021
Reconciliation of beginning and ending restructuring liability balances	A reconciliation of the beginning and ending restructuring liability balances is as follows:

	Employee Termination Benefits	Legal Settlement Benefits (1)	Other	Total Restructuring Costs
(Amounts in thousands)
Restructuring liability balance — January 1, 2021	$16,119	$—	$12,756	$28,875
Restructuring and other related costs expensed during the period	28,198	530,271	(124,658)	433,811
Cash payments of restructuring liabilities, net (2)	(38,060)	—	(386,133)	(424,193)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(1,474)	(530,271)	571,988	40,243
Restructuring liability balance — December 31, 2021	$4,783	$—	$73,953	$78,736

(1) For further details on the costs in connection with the Settlement Agreement recorded in restructuring and other related costs for the year ended December 31, 2021, see Note 1 to the preceding table.
(2) Includes cash payments received from the landlord for terminated leases of $18.0 million for the year ended December 31, 2021.
A reconciliation of the beginning and ending restructuring liability balances is as follows:

	Employee Termination Benefits	Legal Settlement Benefits	Other	Total Restructuring Costs
(Amounts in thousands)
Restructuring liability balance — January 1, 2020	$89,872	$—	$1,497	$91,369
Restructuring and other related costs expensed during the period	191,582	—	15,121	206,703
Cash payments of restructuring liabilities	(254,456)	—	(124,738)	(379,194)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	(10,879)	—	120,876	109,997
Restructuring liability balance — December 31, 2020	$16,119	$—	$12,756	$28,875

Non-routine gains and impairment charges	The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Impairment and write-off of long-lived assets associated with restructuring	$753,733	$796,734	$66,187
Impairment of long-lived assets primarily associated with COVID-19	117,085	345,034	—
Impairment of goodwill	—	—	214,515
Impairment of intangible assets	—	—	51,789
Loss on ChinaCo Deconsolidation (See Note 7)	—	153,045	—
Impairment of assets held for sale	—	120,273	2,559
Gain on sale of assets	(816)	(59,165)	(44)
Total	$870,002	$1,355,921	$335,006